5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net proceeds from note			$ 923,000	$ 514,000	$ 925,677	$ 332,500
Convertible note outstanding	300,314		300,314		302,722
Non-cash interest expense			1,821,237	163,925	380,741	172,116
Unrealized loss from derivatives	(517,858)	1,191,857	(476,450)	81,717	782,556	174,719
Amortization of debt discounts			660,896	292,084	816,642	255,543
Asher Note 1
Convertible note face amount	32,500		32,500
Note initial date			Jan. 08, 2014
Stated interest rate	8.00%		8.00%
Net proceeds from note			30,000
Debt maturity date			Oct. 10, 2014
Asher Note 2
Convertible note face amount	27,500		27,500
Note initial date			Feb. 14, 2014
Stated interest rate	8.00%		8.00%
Net proceeds from note			25,000
Debt maturity date			Nov. 14, 2014
JMJ Note
Convertible note face amount	275,000		275,000
Note initial date			Jul. 11, 2012
Convertible note outstanding	24,970		24,970		90,395
Typenex Note 1
Convertible note face amount	50,000		50,000
Note initial date			Feb. 26, 2014
Net proceeds from note			50,000
KBM Worldwide Note 1
Convertible note face amount	37,500		37,500
Note initial date			Apr. 01, 2014
Stated interest rate	8.00%		8.00%
Net proceeds from note			35,000
Debt maturity date			Jan. 07, 2015
KBM Worldwide Note 2
Convertible note face amount	63,000		63,000
Note initial date			Apr. 29, 2014
Stated interest rate	8.00%		8.00%
Net proceeds from note			60,000
Debt maturity date			Feb. 02, 2015
Union Capital
Convertible note face amount	40,000		40,000
Note initial date			May 02, 2014
Stated interest rate	8.00%		8.00%
Net proceeds from note			35,000
Debt maturity date			May 02, 2015
Adar Bays
Convertible note face amount	40,000		40,000
Note initial date			May 02, 2014
Stated interest rate	8.00%		8.00%
Net proceeds from note			35,000
Debt maturity date			May 02, 2015
JDF Financial
Convertible note face amount	885,000		885,000
Note initial date			Jun. 09, 2014
Stated interest rate	10.00%		10.00%
Fair value of embedded derivatives	2,697,767		2,697,767
Non-cash interest expense			1,821,237
Unrealized loss from derivatives	(155,201)		(150,860)
Amortization of debt discounts	341,588	135,311	571,296	227,099
Accrued interest expense		$ 37,103		$ 37,103
Common stock issued in settlement of note and interest			134,104,182